EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 219.6	$ 228.3
Share-based compensation	6.3	11.5
Other	5.6	5.7
Total expenses	$ 231.5	$ 245.5